Document and Entity Information	Apr. 02, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 02, 2020
Entity Registrant Name	Horizon Therapeutics Public Ltd Co
Entity Central Index Key	0001492426
Entity Emerging Growth Company	false
Entity File Number	001-35238
Entity Incorporation State Country Code	L2
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Connaught House
Entity Address, Address Line Two	1st Floor
Entity Address, Address Line Three	1 Burlington Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 C5Y6
City Area Code	011-353-1
Local Phone Number	772-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	HZNP
Security Exchange Name	NASDAQ